Document and Entity Information	Nov. 18, 2021	Nov. 12, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Nov. 12, 2021
Entity Registrant Name		TransUnion
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37470
Entity Tax Identification Number		61-1678417
Entity Address, Address Line One	555 West Adams Street,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code		312
Local Phone Number		985-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		TRU
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001552033
Amendment Flag		false